December 31, 2003	• Separate Account B of Pacific Life Insurance Company

Annual

Report

PACIFIC LIFE

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account	I-Net TollkeeperSM Variable Account	Financial Services Variable Account

ASSETS

Investments:
Blue Chip Portfolio	$221,646

Aggressive Growth Portfolio		$6,609

Diversified Research Portfolio			$66,011

Small-Cap Equity Portfolio				$43,871

International Large-Cap Portfolio					$38,683

Short Duration Bond Portfolio						$60,803

I-Net TollkeeperSM Portfolio							$24,770

Financial Services Portfolio								$37,765

Receivables:

Due from Pacific Life Insurance Company	—	—	—	—	8,029	—	—	—

Fund shares redeemed	15	—	3	90	—	3	1	1

Total Assets	221,661	6,609	66,014	43,961	46,712	60,806	24,771	37,766

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	15	—	3	90	—	3	1	1

Fund shares purchased	—	—	—	—	8,029	—	—	—

Other	11	—	3	2	1	2	1	—

Total Liabilities	26	—	6	92	8,030	5	2	1

NET ASSETS	$221,635	$6,609	$66,008	$43,869	$38,682	$60,801	$24,769	$37,765

Shares Owned in each Portfolio	29,435	837	6,196	2,367	5,778	6,126	6,283	3,741

Cost of Investments	$221,664	$7,270	$56,058	$35,695	$34,003	$61,241	$25,335	$33,112

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	Health Sciences Variable Account	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$25,619

Technology Portfolio		$10,868

Growth LT Portfolio			$2,639,710

Focused 30 Portfolio				$13,848

Mid-Cap Value Portfolio					$442,487

International Value Portfolio						$1,901,215

Capital Opportunities Portfolio							$30,943

Equity Index Portfolio								$135,525

Receivables:
Due from Pacific Life Insurance Company	—	1,110	—	—	—	—	—	—

Fund shares redeemed	1	—	5,313	1	17	3,806	1	5

Other	—	—	—	—	—	3,013	—	—

Total Assets	25,620	11,978	2,645,023	13,849	442,504	1,908,034	30,944	135,530

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	1	—	5,313	1	17	3,806	1	5

Fund shares purchased	—	1,110	—	—	—	—	—	—

Other	2	1	1,658	1	25	—	4	6

Total Liabilities	3	1,111	6,971	2	42	3,806	5	11

NET ASSETS	$25,617	$10,867	$2,638,052	$13,847	$442,462	$1,904,228	$30,939	$135,519

Shares Owned in each Portfolio	2,831	2,405	150,631	1,940	30,236	147,190	3,962	5,122

Cost of Investments	$23,126	$9,323	$4,642,335	$10,329	$360,236	$2,372,576	$34,539	$130,616

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street® Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account	Money Market Variable Account

ASSETS

Investments:

Small-Cap Index Portfolio	$148,097

Multi-Strategy Portfolio		$8,045,796

Main Street® Core Portfolio (1)			$153,930

Emerging Markets Portfolio				$37,697

Inflation Managed Portfolio					$471,188

Managed Bond Portfolio						$4,409,245

Small-Cap Value Portfolio							$18,010

Money Market Portfolio								$912,523

Receivables:

Due from Pacific Life Insurance Company	—	—	—	—	235	16,975	—	810

Fund shares redeemed	6	1,608	6	1	—	—	1

Other	—	—	—	—	—	—	—	347

Total Assets	148,103	8,047,404	153,936	37,698	471,423	4,426,220	18,011	913,680

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	6	1,608	6	1	—	—	1	—

Fund shares purchased	—	—	—	—	235	16,975	—	810

Other	10	9,448	18	6	46	2,257	—	—

Total Liabilities	16	11,056	24	7	281	19,232	1	810

NET ASSETS	$148,087	$8,036,348	$153,912	$37,691	$471,142	$4,406,988	$18,010	$912,870

Shares Owned in each Portfolio	12,605	530,783	8,214	3,807	38,566	395,088	1,430	90,468

Cost of Investments	$113,371	$8,392,353	$140,294	$36,069	$439,665	$4,063,396	$15,286	$912,827

(1)	Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

ASSETS

Investments:

High Yield Bond Portfolio	$215,185

Equity Income Portfolio		$82,664

Equity Portfolio			$7,387,955

Aggressive Equity Portfolio				$1,475,029

Large-Cap Value Portfolio					$332,303

Comstock Portfolio (1)						$113,621

Real Estate Portfolio							$87,600

Mid-Cap Growth Portfolio								$63,271

Receivables:

Due from Pacific Life Insurance Company	20	—	—	—	—	—	—	—

Fund shares redeemed	—	3	2,345	6,502	508	4	3	2

Other	—	—	3,527	—	—	—	—	—

Total Assets	215,205	82,667	7,393,827	1,481,531	332,811	113,625	87,603	63,273

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	3	2,345	6,502	508	4	3	2

Fund shares purchased	20	—	—	—	—	—	—	—

Other	7	5	—	476	20	6	4	3

Total Liabilities	27	8	2,345	6,978	528	10	7	5

NET ASSETS	$215,178	$82,659	$7,391,482	$1,474,553	$332,283	$113,615	$87,596	$63,268

Shares Owned in each Portfolio	30,645	7,728	424,221	161,962	28,602	12,754	5,525	11,282

Cost of Investments	$202,904	$66,913	$13,590,947	$2,038,410	$270,990	$98,984	$67,015	$49,302

(1)	Formerly named Strategic Value Variable Account and Strategic Value Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INVESTMENT INCOME

Dividends	$465	$—	$206	$180	$276	$1,000	$—	$354

EXPENSES

Mortality and expense risk fees and administrative fees	3,098	83	656	723	296	545	156	882

Net Investment Income (Loss)	(2,633)	(83)	(450)	(543)	(20)	455	(156)	(528)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(15,489)	(421)	(175)	(7,248)	(1,299)	(6)	(303)	(1,800)

Change in net unrealized appreciation (depreciation) on investments	67,983	1,833	13,406	26,162	7,248	(438)	4,275	15,433

Net Gain (Loss) on Investments	52,494	1,412	13,231	18,914	5,949	(444)	3,972	13,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,861	$1,329	$12,781	$18,371	$5,929	$11	$3,816	$13,105

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	Health Sciences Variable Account	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$2,093	$28,404	$108	$1,823

EXPENSES

Mortality and expense risk fees and administrative fees	686	436	34,226	170	5,639	25,385	369	1,113

Net Investment Income (Loss)	(686)	(436)	(34,226)	(170)	(3,546)	3,019	(261)	710

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(5,942)	(19,497)	(1,580,158)	(20)	(9,989)	(390,193)	(139)	(16,221)

Change in net unrealized appreciation on investments	16,669	30,215	2,296,301	4,382	112,069	798,657	6,493	34,136

Net Gain on Investments	10,727	10,718	716,143	4,362	102,080	408,464	6,354	17,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,041	$10,282	$681,917	$4,192	$98,534	$411,483	$6,093	$18,625

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account (2)	Money Market Variable Account

INVESTMENT INCOME

Dividends	$718	$116,159	$1,342	$302	$32,640	$473,830	$136	$8,724

EXPENSES

Mortality and expense risk fees and administrative fees	1,539	110,432	1,564	313	6,823	71,503	265	15,428

Net Investment Income (Loss)	(821)	5,727	(222)	(11)	25,817	402,327	(129)	(6,704)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(15,977)	(495,271)	(14,920)	(915)	(453)	174,920	1,237	(323)

Change in net unrealized appreciation (depreciation) on investments	51,835	2,012,621	41,652	14,095	7,280	(335,557)	2,725	429

Net Gain (Loss) on Investments	35,858	1,517,350	26,732	13,180	6,827	(160,637)	3,962	106

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,037	$1,523,077	$26,510	$13,169	$32,644	$241,690	$3,833	($6,598)

(1)	Formerly named Large-Cap Core Variable Account.

(2)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

INVESTMENT INCOME

Dividends	$12,894	$924	$25,216	$6,632	$3,425	$679	$3,972	$—

EXPENSES

Mortality and expense risk fees and administrative fees	2,455	995	100,755	19,018	3,776	1,381	1,224	875

Net Investment Income (Loss)	10,439	(71)	(75,539)	(12,386)	(351)	(702)	2,748	(875)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(5,716)	(2,396)	(2,434,483)	(247,111)	(15,286)	(292)	(1,348)	(6,506)

Change in net unrealized appreciation on investments	25,285	16,604	3,962,791	636,174	92,493	21,002	23,944	23,098

Net Gain on Investments	19,569	14,208	1,528,308	389,063	77,207	20,710	22,596	16,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,008	$14,137	$1,452,769	$376,677	$76,856	$20,008	$25,344	$15,717

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip Variable Account		Aggressive Growth Variable Account		Diversified Research Variable Account		Small-Cap Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($2,633)	($2,413)	($83)	($88)	($450)	($95)	($543)	($755)

Net realized loss from security transactions	(15,489)	(14,247)	(421)	(76)	(175)	(60)	(7,248)	(20,478)

Change in net unrealized appreciation (depreciation) on investments	67,983	(43,583)	1,833	(1,462)	13,406	(3,457)	26,162	(10,385)

Net Increase (Decrease) in Net Assets Resulting from Operations	49,861	(60,243)	1,329	(1,626)	12,781	(3,612)	18,371	(31,618)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	—	—	—	—	—	—	—

Transfers between variable accounts, net	42,939	42,693	25	1,279	39,483	18,746	(29,905)	22,083

Transfers—policy charges and deductions	(94)	(63)	(10)	(11)	(11)	(4)	(34)	(27)

Transfers—surrenders	(46,509)	(4,314)	(728)	—	(1,446)	—	(11,335)	—

Transfers—other	(3)	1	(1)	1	(2)	(1)	—	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,667)	38,317	(714)	1,269	38,024	18,741	(41,274)	22,055

NET INCREASE (DECREASE) IN NET ASSETS	46,194	(21,926)	615	(357)	50,805	15,129	(22,903)	(9,563)

NET ASSETS

Beginning of Year	175,441	197,367	5,994	6,351	15,203	74	66,772	76,335

End of Year	$221,635	$175,441	$6,609	$5,994	$66,008	$15,203	$43,869	$66,772

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Large-Cap Variable Account		Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account		Financial Services Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($20)	($39)	$455	($156)	($37)	($528)	($661)

Net realized loss from security transactions	(1,299)	(1,082)	(6)	(303)	(2,912)	(1,800)	(1,121)

Change in net unrealized appreciation (depreciation) on investments	7,248	(1,082)	(438)	4,275	1,346	15,433	(8,409)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,929	(2,203)	11	3,816	(1,603)	13,105	(10,191)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	—	—	—	—	—	—

Transfers between variable accounts, net	21,811	9,668	61,188	19,170	(79)	34,742	10,457

Transfers—policy charges and deductions	(51)	(7)	(16)	(7)	(7)	(12)	(13)

Transfers—surrenders	(2,347)	(2,202)	(389)	—	(1,370)	(62,317)	(4,357)

Transfers—other	—	(1)	7	(1)	1	(3)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	19,413	7,458	60,790	19,162	(1,455)	(27,590)	6,087

NET INCREASE (DECREASE) IN NET ASSETS	25,342	5,255	60,801	22,978	(3,058)	(14,485)	(4,104)

NET ASSETS

Beginning of Year	13,340	8,085	—	1,791	4,849	52,250	56,354

End of Year	$38,682	$13,340	$60,801	$24,769	$1,791	$37,765	$52,250

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Health Sciences Variable Account		Technology Variable Account		Growth LT Variable Account		Focused 30 Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($686)	($856)	($436)	($545)	($34,226)	($12,782)	($170)	($316)

Net realized loss from security transactions	(5,942)	(181)	(19,497)	(844)	(1,580,158)	(2,325,744)	(20)	(15,999)

Change in net unrealized appreciation (depreciation) on investments	16,669	(16,188)	30,215	(24,718)	2,296,301	1,035,284	4,382	5,013

Net Increase (Decrease) in Net Assets Resulting from Operations	10,041	(17,225)	10,282	(26,107)	681,917	(1,303,242)	4,192	(11,302)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	643	—	—	15,360	9,879	—	—

Transfers between variable accounts, net	(4,028)	954	13,098	8,029	(152,573)	(223,942)	—	(4,245)

Transfers—policy charges and deductions	(29)	(44)	(5)	(5)	(66,654)	(51,052)	(3)	(17)

Transfers—surrenders	(35,076)	—	(42,593)	—	(275,196)	(405,264)	(990)	(14,581)

Transfers—other	(1)	—	—	(1)	(584)	593	—	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(39,134)	1,553	(29,500)	8,023	(479,647)	(669,786)	(993)	(18,842)

NET INCREASE (DECREASE) IN NET ASSETS	(29,093)	(15,672)	(19,218)	(18,084)	202,270	(1,973,028)	3,199	(30,144)

NET ASSETS

Beginning of Year	54,710	70,382	30,085	48,169	2,435,782	4,408,810	10,648	40,792

End of Year	$25,617	$54,710	$10,867	$30,085	$2,638,052	$2,435,782	$13,847	$10,648

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Value Variable Account		International Value Variable Account		Capital Opportunities Variable Account		Equity Index Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($3,546)	$22,557	$3,019	($16,341)	($261)	($300)	$710	$7,085

Net realized loss from security transactions	(9,989)	(25,924)	(390,193)	(517,175)	(139)	(1,407)	(16,221)	(13,053)

Change in net unrealized appreciation (depreciation) on investments	112,069	(74,644)	798,657	91,082	6,493	(6,948)	34,136	(15,120)

Net Increase (Decrease) in Net Assets Resulting from Operations	98,534	(78,011)	411,483	(442,434)	6,093	(8,655)	18,625	(21,088)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	11,286	21,953	9,748	—	—	—	—

Transfers between variable accounts, net	60,655	150,498	(201,194)	(289,803)	900	4,433	44,250	33,677

Transfers—policy charges and deductions	(184)	(226)	(21,073)	(24,766)	(8)	(17)	(72)	(70)

Transfers—surrenders	(96,199)	(50,761)	(338,479)	(382,964)	—	—	(5,838)	(16,639)

Transfers—other	(4)	(1)	690	(336)	(2)	1	(2)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(35,732)	110,796	(538,103)	(688,121)	890	4,417	38,338	16,968

NET INCREASE (DECREASE) IN NET ASSETS	62,802	32,785	(126,620)	(1,130,555)	6,983	(4,238)	56,963	(4,120)

NET ASSETS

Beginning of Year	379,660	346,875	2,030,848	3,161,403	23,956	28,194	78,556	82,676

End of Year	$442,462	$379,660	$1,904,228	$2,030,848	$30,939	$23,956	$135,519	$78,556

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small-Cap Index Variable Account		Multi-Strategy Variable Account		Main Street Core Variable Account (1)		Emerging Markets Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($821)	($237)	$5,727	$177,145	($222)	($1,526)	($11)	($393)

Net realized loss from security transactions	(15,977)	(12,159)	(495,271)	(1,208,125)	(14,920)	(87,146)	(915)	(21,029)

Change in net unrealized appreciation (depreciation) on investments	51,835	(17,434)	2,012,621	(943,491)	41,652	27,062	14,095	19,746

Net Increase (Decrease) in Net Assets Resulting from Operations	35,037	(29,830)	1,523,077	(1,974,471)	26,510	(61,610)	13,169	(1,676)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	—	21,835	233,163	—	—	—	—

Transfers between variable accounts, net	30,307	135,172	(426,363)	(2,144,702)	47,823	38,347	8,899	213

Transfers—policy charges and deductions	(90)	(68)	(164,797)	(377,397)	(52)	(44)	(13)	(14)

Transfers—surrenders	(37,725)	(1,054)	(1,325,837)	(1,982,239)	(17,781)	(107,206)	(815)	(23,586)

Transfers—other	—	(6)	(1,948)	(193)	(4)	9	(2)	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,508)	134,044	(1,897,110)	(4,271,368)	29,986	(68,894)	8,069	(23,386)

NET INCREASE (DECREASE) IN NET ASSETS	27,529	104,214	(374,033)	(6,245,839)	56,496	(130,504)	21,238	(25,062)

NET ASSETS

Beginning of Year	120,558	16,344	8,410,381	14,656,220	97,416	227,920	16,453	41,515

End of Year	$148,087	$120,558	$8,036,348	$8,410,381	$153,912	$97,416	$37,691	$16,453

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Inflation Managed Variable Account		Managed Bond Variable Account		Small-Cap Value Variable Account (1)	Money Market Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$25,817	$2,425	$402,327	$302,406	($129)	($6,704)	($105)

Net realized gain (loss) from security transactions	(453)	2,819	174,920	296,438	1,237	(323)	(1,325)

Change in net unrealized appreciation (depreciation) on investments	7,280	25,835	(335,557)	61,766	2,725	429	1,595

Net Increase (Decrease) in Net Assets Resulting from Operations	32,644	31,079	241,690	660,610	3,833	(6,598)	165

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	6,492	17,105	67,080	—	1,000	6,673

Transfers between variable accounts, net	262,411	156,788	(312,893)	(1,724,805)	52,850	(146,252)	1,122,246

Transfers—policy charges and deductions	(277)	(149)	(61,701)	(155,248)	(5)	(66,879)	(13,314)

Transfers—surrenders	(120,786)	(48,998)	(1,489,890)	(1,930,506)	(38,668)	(362,952)	(1,502,257)

Transfers—other	(29)	(37)	(29)	(69)	—	65	50

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	141,319	114,096	(1,847,408)	(3,743,548)	14,177	(575,018)	(386,602)

NET INCREASE (DECREASE) IN NET ASSETS	173,963	145,175	(1,605,718)	(3,082,938)	18,010	(581,616)	(386,437)

NET ASSETS

Beginning of Year	297,179	152,004	6,012,706	9,095,644	—	1,494,486	1,880,923

End of Year	$471,142	$297,179	$4,406,988	$6,012,706	$18,010	$912,870	$1,494,486

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Bond Variable Account		Equity Income Variable Account (1)		Equity Variable Account		Aggressive Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$10,439	$13,720	($71)	($439)	($75,539)	($113,756)	($12,386)	($26,974)

Net realized loss from security transactions	(5,716)	(36,507)	(2,396)	(25,150)	(2,434,483)	(4,058,381)	(247,111)	(455,480)

Change in net unrealized appreciation (depreciation) on investments	25,285	14,635	16,604	(853)	3,962,791	621,135	636,174	(91,255)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,008	(8,152)	14,137	(26,442)	1,452,769	(3,551,002)	376,677	(573,709)

INCREASE (DECREASE)IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	—	—	75	51,571	46,143	31,428	24,083

Transfers between variable accounts, net	107,376	41,734	8,229	122,810	(467,690)	(1,064,494)	(110,675)	(229,976)

Transfers—policy charges and deductions	(83)	(30)	(77)	(84)	(133,440)	(127,557)	(11,391)	(18,576)

Transfers—surrenders	(48,938)	(102,355)	(25,589)	(10,398)	(976,929)	(1,519,358)	(156,150)	(239,804)

Transfers—other	(3)	17	1	(3)	344	(3,842)	(109)	(604)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	58,352	(60,634)	(17,436)	112,400	(1,526,144)	(2,669,108)	(246,897)	(464,877)

NET INCREASE(DECREASE) IN NET ASSETS	88,360	(68,786)	(3,299)	85,958	(73,375)	(6,220,110)	129,780	(1,038,586)

NET ASSETS

Beginning of Year	126,818	195,604	85,958	—	7,464,857	13,684,967	1,344,773	2,383,359

End of Year	$215,178	$126,818	$82,659	$85,958	$7,391,482	$7,464,857	$1,474,553	$1,344,773

(1)	Operations commenced on January 2, 2002.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Large-Cap Value Variable Account		Comstock Variable Account (1)		Real Estate Variable Account		Mid-Cap Growth Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($351)	($108)	($702)	($742)	$2,748	$3,593	($875)	($796)

Net realized loss from security transactions	(15,286)	(13,227)	(292)	(13,469)	(1,348)	(333)	(6,506)	(25,089)

Change in net unrealized appreciation (depreciation) on investments	92,493	(31,290)	21,002	(2,691)	23,944	(7,153)	23,098	(10,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	76,856	(44,625)	20,008	(16,902)	25,344	(3,893)	15,717	(35,987)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	—	—	—	—	—	—	—

Transfers between variable accounts, net	145,472	136,543	157,654	33,675	8,996	58,064	30,964	63,605

Transfers—policy charges and deductions	(183)	(54)	(27)	(3)	(78)	(74)	(41)	(28)

Transfers—surrenders	(96,719)	(29,119)	(118,226)	(14,416)	(50,766)	(26,296)	(45,049)	—

Transfers—other	(9)	(3)	(2)	1	(1)	(1)	—	(2)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	48,561	107,367	39,399	19,257	(41,849)	31,693	(14,126)	63,575

NET INCREASE (DECREASE) IN NET ASSETS	125,417	62,742	59,407	2,355	(16,505)	27,800	1,591	27,588

NET ASSETS

Beginning of Year	206,866	144,124	54,208	51,853	104,101	76,301	61,677	34,089

End of Year	$332,283	$206,866	$113,615	$54,208	$87,596	$104,101	$63,268	$61,677

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended are presented in the table below. The ratio of expenses to average daily net assets for each of the Variable Accounts was 1.40% for each year or period ended.

For the Year or Period Ended	AUV at End of Year/Period	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip
2003	$7.25	30,577	$221,635	0.21%	23.62%
2002	5.86	29,921	175,441	0.12%	(26.97%)
01/02/2001 – 12/31/2001	8.03	24,582	197,367	0.10%	(19.71%)

Aggressive Growth
2003	$7.57	873	$6,609	0.00%	24.90%
2002	6.06	989	5,994	0.00%	(23.41%)
01/02/2001 – 12/31/2001	7.91	803	6,351	0.00%	(20.90%)

Diversified Research
2003	$10.23	6,455	$66,008	0.44%	30.78%
2002	7.82	1,944	15,203	0.43%	(25.25%)
2001	10.46	7	74	0.07%	(4.10%)

Small-Cap Equity
2003	$7.03	6,236	$43,869	0.35%	38.85%
2002	5.07	13,180	66,772	0.51%	(24.64%)
2001	6.72	11,354	76,335	14.08%	(3.91%)

International Large-Cap
2003	$6.90	5,604	$38,682	1.30%	28.70%
2002	5.36	2,487	13,340	1.03%	(18.77%)
2001	6.60	1,224	8,085	0.74%	(19.44%)

Short Duration Bond (3)
05/01/2003 – 12/31/2003	$10.00	6,079	$60,801	2.55%	0.02%

I-Net Tollkeeper
2003	$4.18	5,926	$24,769	0.00%	41.23%
2002	2.96	605	1,791	0.00%	(39.47%)
2001	4.89	992	4,849	0.00%	(34.82%)

Financial Services
2003	$9.79	3,856	$37,765	0.56%	27.21%
2002	7.70	6,786	52,250	0.25%	(15.78%)
01/02/2001 – 12/31/2001	9.14	6,164	56,354	0.63%	(8.58%)

Health Sciences
2003	$8.68	2,953	$25,617	0.00%	26.05%
2002	6.88	7,948	54,710	0.00%	(24.37%)
01/02/2001 – 12/31/2001	9.10	7,733	70,382	0.00%	(8.98%)

Technology
2003	$4.33	2,508	$10,867	0.00%	40.61%
2002	3.08	9,765	30,085	0.00%	(47.09%)
01/02/2001 – 12/31/2001	5.82	8,272	48,169	0.00%	(41.77%)

Growth LT
2003	$7.57	348,389	$2,638,052	0.00%	32.12%
2002	5.73	424,994	2,435,782	1.02%	(29.96%)
2001	8.18	538,772	4,408,810	16.87%	(30.54%)

Focused 30
2003	$6.87	2,016	$13,847	0.00%	40.28%
2002	4.90	2,175	10,648	0.20%	(30.39%	)
2001	7.03	5,801	40,796	0.08%	(14.57%	)

Mid-Cap Value
2003	$15.81	27,978	$442,462	0.52%	27.31%
2002	12.42	30,564	379,660	7.18%	(15.65%	)
2001	14.73	23,554	346,875	3.13%	11.72%

International Value
2003	$11.16	170,596	$1,904,228	1.57%	25.94%
2002	8.86	229,131	2,030,848	0.80%	(15.10%	)
2001	10.44	302,810	3,161,403	2.70%	(22.97%	)

Capital Opportunities
2003	$7.54	4,104	$30,939	0.41%	25.36%
2002	6.01	3,984	23,956	0.19%	(27.80%	)
01/02/2001 – 12/31/2001	8.33	3,386	28,194	0.14%	(16.72%	)

Equity Index
2003	$7.94	17,071	$135,519	2.29%	26.51%
2002	6.27	12,519	78,556	10.61%	(23.43%	)
2001	8.19	10,089	82,676	1.40%	(13.38%	)

Small-Cap Index
2003	$10.05	14,736	$148,087	0.65%	44.49%
2002	6.96	17,334	120,558	1.10%	(22.29%	)
2001	8.95	1,826	16,344	11.29%	0.31%

Multi-Strategy
2003	$15.81	508,414	$8,036,348	1.47%	21.56%
2002	13.00	646,807	8,410,381	2.95%	(14.27%	)
2001	15.17	966,252	14,656,220	2.66%	(2.54%	)

Main Street Core (4)
2003	$7.66	20,103	$153,912	1.20%	25.19%
2002	6.12	15,929	97,416	0.53%	(29.40%	)
2001	8.66	26,313	227,920	1.89%	(10.15%	)

Emerging Markets
2003	$8.31	4,534	$37,691	1.35%	66.14%
2002	5.00	3,289	16,453	0.47%	(4.42%	)
2001	5.23	7,932	41,515	0.15%	(9.96%	)

Inflation Managed
2003	$13.79	34,163	$471,142	6.67%	6.74%
2002	12.92	23,001	297,179	2.48%	13.85%
2001	11.35	13,394	152,004	3.63%	2.81%

Managed Bond
2003	$14.55	302,785	$4,406,988	9.30%	4.76%
2002	13.89	432,763	6,012,706	5.33%	9.39%
2001	12.70	716,144	9,095,644	5.09%	5.83%

See Notes to Financial Statements	See explanation of references on page 18

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year/Period	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Small-Cap Value (3)
05/01/2003 – 12/31/2003	$12.57	1,432	$18,010	0.71%	25.75%

Money Market
2003	$11.73	77,795	$912,870	0.80%	(0.61%)
2002	11.81	126,579	1,494,486	1.40%	0.00%
2001	11.81	159,317	1,880,923	3.75%	2.41%

High Yield Bond
2003	$10.82	19,890	$215,178	7.33%	18.62%
2002	9.12	13,905	126,818	8.44%	(4.34%)
2001	9.53	20,516	195,604	9.97%	(0.07%)

Equity Income
2003	$10.61	7,789	$82,659	1.30%	24.48%
01/02/2002 – 12/31/2002	8.53	10,082	85,958	0.88%	(14.74%)

Equity
2003	$9.11	811,540	$7,391,482	0.35%	22.60%
2002	7.43	1,004,865	7,464,857	0.32%	(27.53%)
2001	10.25	1,335,006	13,684,967	6.20%	(22.86%)

Aggressive Equity
2003	$7.33	201,128	$1,474,553	0.49%	31.30%
2002	5.58	240,831	1,344,773	0.00%	(26.14%)
2001	7.56	315,269	2,383,359	0.00%	(18.40%)

Large-Cap Value
2003	$11.12	29,879	$332,283	1.27%	29.42%
2002	8.59	24,073	206,866	1.33%	(24.03%)
2001	11.31	12,742	144,124	3.64%	(4.99%)

Comstock (5)
2003	$8.62	13,188	$113,615	0.69%	29.56%
2002	6.65	8,152	54,208	0.09%	(23.24%)
2001	8.66	5,986	51,853	0.38%	(11.13%)

Real Estate
2003	$18.81	4,657	$87,596	4.54%	35.61%
2002	13.87	7,506	104,101	6.03%	(1.71%)
2001	14.11	5,408	76,301	4.65%	7.03%

Mid-Cap Growth
2003	$5.38	11,768	$63,268	0.00%	28.58%
2002	4.18	14,751	61,677	0.00%	(47.77%)
01/02/2001 – 12/31/2001	8.01	4,258	34,089	0.00%	(19.95%)

(1)	The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk and administrative charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.40% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized .

(3)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(4)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(5)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2003 is comprised of thirty-two subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts. (I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds.) The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2003: the Short Duration Bond and Small-Cap Value Variable Accounts. Both Variable Accounts commenced operations on May 1, 2003.

On December 31, 2003, the net assets of the Fund’s Research, Global Growth, and Telecommunications Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, and Telecommunications Variable Accounts, were transferred to the Fund’s Diversified Research, International Large-Cap, and Technology Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). In connection with the Reorganization, a total of 928 outstanding accumulation units (valued at $8,065) of the Global Growth Variable Account were exchanged for 1,168 accumulation units with equal value of the International Large-Cap Variable Account; and a total of 300 outstanding accumulation units (valued at $1,111) of the Telecommunications Variable Account were exchanged for 256 accumulation units with equal value of the Technology Variable Account. The Separate Account did not have any units in the Research Variable Account as of December 31, 2003.

The Separate Account was established by Pacific Life on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2003, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, Focused 30, and Mid-Cap Growth Portfolios invested in by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks and administrative expenses Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E), if any. A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2003 were as follows:

		Variable Accounts

		Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (1)	I-Net Tollkeeper

Total cost of investments at beginning of year		$243,450	$8,487	$18,657	$84,761	$15,909	$—	$6,631
Add:	Total net proceeds from policy and M&E transactions	43,326	25	41,007	13,472	23,220	61,092	19,170
	Reinvested distributions from the Fund	465	—	206	180	276	1,000	—

	Sub-Total	287,241	8,512	59,870	98,413	39,405	62,092	25,801
Less:	Cost of investments disposed during the year	65,577	1,242	3,812	62,718	5,402	851	466

Total cost of investments at end of year		221,664	7,270	56,058	35,695	34,003	61,241	25,335
Add:	Unrealized appreciation (depreciation)	(18)	(661)	9,953	8,176	4,680	(438)	(565)

Total market value of investments at end of year		$221,646	$6,609	$66,011	$43,871	$38,683	$60,803	$24,770

		Financial Services	Health Sciences	Technology	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year		$63,032	$68,887	$58,757	$6,735,970	$11,512	$409,499	$3,298,531
Add:	Total net proceeds from policy and M&E transactions	52,512	19,493	13,096	107,724	—	65,364	39,391
	Reinvested distributions from the Fund	354	—	—	—	—	2,093	28,404

	Sub-Total	115,898	88,380	71,853	6,843,694	11,512	476,956	3,366,326
Less:	Cost of investments disposed during the year	82,786	65,254	62,530	2,201,359	1,183	116,720	993,750

Total cost of investments at end of year		33,112	23,126	9,323	4,642,335	10,329	360,236	2,372,576
Add:	Unrealized appreciation (depreciation)	4,653	2,493	1,545	(2,002,625)	3,519	82,251	(471,361)

Total market value of investments at end of year		$37,765	$25,619	$10,868	$2,639,710	$13,848	$442,487	$1,901,215

		Capital Opportunities	Equity Index	Small-Cap Index	Multi- Strategy	Main Street Core (2)	Emerging Markets	Inflation Managed

Total cost of investments at beginning of year		$34,048	$107,787	$137,673	$10,777,310	$125,446	$28,924	$272,952
Add:	Total net proceeds from policy and M&E transactions	896	62,444	57,526	30,423	56,470	8,889	275,964
	Reinvested distributions from the Fund	108	1,823	718	116,159	1,342	302	32,640

	Sub-Total	35,052	172,054	195,917	10,923,892	183,258	38,115	581,556
Less:	Cost of investments disposed during the year	513	41,438	82,546	2,531,539	42,964	2,046	141,891

Total cost of investments at end of year		34,539	130,616	113,371	8,392,353	140,294	36,069	439,665
Add:	Unrealized appreciation (depreciation)	(3,596)	4,909	34,726	(346,557)	13,636	1,628	31,523

Total market value of investments at end of year		$30,943	$135,525	$148,097	$8,045,796	$153,930	$37,697	$471,188

		Managed Bond	Small-Cap Value (1)	Money Market	High Yield Bond	Equity Income	Equity	Aggressive Equity

Total cost of investments at beginning of year		$5,333,518	$—	$1,494,938	$139,825	$86,815	$17,627,887	$2,544,694
Add:	Total net proceeds from policy and M&E transactions	162,993	53,491	307,250	114,564	10,630	99,541	33,770
	Reinvested distributions from the Fund	473,830	136	8,724	12,894	924	25,216	6,632

	Sub-Total	5,970,341	53,627	1,810,912	267,283	98,369	17,752,644	2,585,096
Less:	Cost of investments disposed during the year	1,906,945	38,341	898,085	64,379	31,456	4,161,697	546,686

Total cost of investments at end of year		4,063,396	15,286	912,827	202,904	66,913	13,590,947	2,038,410
Add:	Unrealized appreciation (depreciation)	345,849	2,724	(304)	12,281	15,751	(6,202,992)	(563,381)

Total market value of investments at end of year		$4,409,245	$18,010	$912,523	$215,185	$82,664	$7,387,955	$1,475,029

		Large-Cap Value	Comstock (2)	Real Estate	Mid-Cap Growth

Total cost of investments at beginning of year		$238,058	$60,577	$107,464	$70,809
Add:	Total net proceeds from policy and M&E transactions	149,285	155,930	8,967	30,475
	Reinvested distributions from the Fund	3,425	679	3,972	—

	Sub-Total	390,768	217,186	120,403	101,284
Less:	Cost of investments disposed during the year	119,778	118,202	53,388	51,982

Total cost of investments at end of year		270,990	98,984	67,015	49,302
Add:	Unrealized appreciation	61,313	14,637	20,585	13,969

Total market value of investments at end of year		$332,303	$113,621	$87,600	$63,271

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(2)	The Main Street Core and Comstock Variable Accounts were formerly named Large-Cap Core and Strategic Value Variable Accounts, respectively.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

6. SUBSEQUENT EVENT

On February 24, 2004, the Pacific Select Fund’s Board approved a Plan of Reorganization (the “Reorganization”) whereby, subject to approval of shareholders of the Small-Cap Equity Portfolio, the underlying portfolio of the Small-Cap Equity Variable Account, the Small-Cap Index Portfolio, the underlying portfolio for the Small-Cap Index Variable Account, will acquire all of the assets and liabilities of the Small-Cap Equity Portfolio. The Reorganization is expected to be effective as of the close of the business on April 30, 2004, or on a later date as the parties may agree.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Separate Account B (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2003, the related statements of operations for the year then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2003), the statements of changes in net assets for each of the two years in the period then ended (as to the Equity Income Variable Account for the year ended December 31, 2003, and for the period from commencement of operations through December 31, 2002, and as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2003) and the financial highlights for each of the three years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Capital Opportunities, Small-Cap Value, Equity Income, and Mid-Cap Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2003). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2003, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 24, 2004

Annual Report

as of December 31, 2003

•	Separate Account B of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert, LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 480-3A